Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108


April 6, 2009


Via EDGAR


United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attn:    Mr. Jeff Foor


         Re: DWS Variable Series I (the "Registrant"), Post-Effective Amendment No. 45; (Registration Nos. 2-96461; 811-4257)


Ladies and Gentlemen:

         We are filing today through the EDGAR system, Post-Effective Amendment No. 45 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment is filed pursuant to Rule 485(a)(3) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission").

         Pursuant to Rule 461 of the Securities Act, the Registrant, together with DWS Investments Distributors, Inc., the principal underwriter of the Registrant, under separate letter, will request an accelerated effective date of May 1, 2009.

         On February 19, 2009, the Registrant filed with the Commission Post-Effective Amendment No. 44 ("Amendment No. 44") pursuant to Rule 485(a) under the 1933 Act for the purposes of including disclosure, for DWS Bond VIP ("Bond VIP"), a series of the Registrant, relating to a change in Bond VIP's investment management strategy by: (i) adding disclosure regarding Bond VIP's increased ability to invest in securities that are below investment-grade; (ii) changing the disclosure regarding the percentage of total assets available for Bond VIP to invest in below investment-grade securities, and in US dollar- and foreign currency-dominated bonds; and (iii) removing disclosure regarding Aberdeen Asset Management Inc. as sub-advisor to Bond VIP.

         The Amendment is being filed for the purposes of including disclosure for the Registrant relating to: (i) changes to the investment strategy of DWS Capital Growth VIP (the "Capital Growth VIP"), a series of the Registrant; the portfolio management team for Capital Growth VIP uses a proprietary quantitative model and fundamental techniques to rank and choose stocks; and (ii) additional performance information in regards to a new portfolio manager for Capital Growth VIP. The Registrant, on behalf of Capital Growth VIP, requests selective review of the disclosure that differs from that of the previously-reviewed Amendment No. 44.

         Any comments or question on this filing should be directed to Paul Grasso at 617-295-2588.


               Very truly yours,


               /s/Caroline Pearson

               Caroline Pearson, Esq.
               Managing Director, Deutsche Investment Management Americas Inc. Secretary, DWS Investments Distributors, Inc.
               Assistant Secretary, DWS Variable Series I

cc:      Adam Schlichtmann, Esq., Ropes & Gray